Description of Business and Summary of Significant Accounting Policies (Detail Textuals) € in Thousands		6 Months Ended
	Jul. 01, 2018 EUR (€)	Jun. 30, 2018 EUR (€) Country Language Segment	Jan. 01, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure Of Description Of Business And Summary Of Significant Accounting Policies [Abstract]
Number of reportable segment | Segment		2
Number of countries | Country		29
Number of languages | Language		15
Disclosure of analysis of other comprehensive income by item [line items]
Current contract liabilities		€ 21,303		€ 20,354
Non-current contract liabilities		11		23
Other current provisions		€ 1,126		1,159
Current Contract Liability | Reclassification Of Provision For Refunds Into New Financial Statement Caption
Disclosure of analysis of other comprehensive income by item [line items]
Current contract liabilities			€ 20,354
Other current provisions				€ 120
Non Current Contract Liability | Reclassification Of Provision For Refunds Into New Financial Statement Caption
Disclosure of analysis of other comprehensive income by item [line items]
Non-current contract liabilities			€ 23
Pro Forma1 [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Negative impact on operating results and increase in assets and liabilities	€ 1,300